Going Concern	12 Months Ended
Dec. 31, 2024
Going Concern
Going Concern

2. Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern within one year after the date that the financial statements are issued. During 2024, the Company incurred a net loss of $37.9 million and had net cash flows used in operating activities of $31.1 million. At December 31, 2024, the Company had $10.7 million in cash and cash equivalents and had no committed source of additional funding other than the expected Private Placement. Management believes that given the Company’s current cash position and forecasted negative cash flows from operating activities over the next twelve months, there is substantial doubt about its ability to continue as a going concern after the date that is one year from the date that these financial statements are issued without the closing of the contemplated Merger and Private Placement.

If the contemplated Merger and Private Placement does not close by the late second quarter of 2025, the Company may seek other strategic alternatives or liquidate.

The accompanying financial statements do not include any adjustments that might be necessary if the Company is not able to continue as a going concern.